Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes
Schedule of principal components of the Company's net deferred income tax assets and liabilities

	December 31,
	2018	2017
Deferred income tax assets:
Net federal and state operating loss carryforwards	$120,555	$110,145
Research and development credits	16,383	14,757
Share-based compensation	3,130	3,994
Depreciation and amortization	17	21
Total deferred tax assets	140,085	128,917
Deferred income tax liabilities:
Other	461	92
Total deferred tax liabilities	461	92
Net deferred tax assets	139,624	128,825
Valuation allowance	(139,624)	(128,825)
	$—	$—